Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	2020	2019

Equipment	$647	$630
Furniture and fixtures	91	45
Computers	30	30
Software	359	346
Vehicles	622	559
Leasehold improvements	170	164
	1,919	1,774
Less accumulated depreciation	(1,340)	(934)

Property and equipment, net	$579	$840